UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02090
Van Kampen Bond Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)          (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 6/30
Date of reporting period: 12/31/08

Item 1. Report to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of December 31, 2008.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 12/31/08

Bond Fund
Symbol: VBF
Average Annual	Based on	Based on
Total Returns	Market Price	NAV

10-year	4.59%	4.37%

5-year	4.04	2.76

1-year	4.72	–5.90

6-month	2.72	–4.12

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns, net asset value (NAV) and common share market price will fluctuate and fund shares, when sold, may be worth more or less than their original cost.

The NAV per share is determined by dividing the value of the fund’s portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the fund’s dividend reinvestment plan, and sale of all shares at the end of the period. Periods of less than one year are not annualized.

The Lehman Brothers BBB Corporate Bond Index, which has been shown in the Fund’s previous shareholder reports, changed its name to Barclays Capital BBB Corporate Bond Index as of November 3, 2008. The Barclays Capital BBB Corporate Bond Index is generally representative of corporate bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report
For the six-month period ended December 31, 2008

Market Conditions

The financial markets experienced extreme volatility and price deterioration during the six-month reporting period. Most of this occurred beginning in early September when a series of large financial institutions were forced to merge, were taken over by the government, or failed altogether, causing investor confidence to plummet and sparking a downward market spiral that accelerated at an alarming pace. Fear gripped the market, short-term borrowing costs soared, bank lending nearly ceased, and credit spreads dramatically widened as investors required substantial compensation for assuming risk. As a result, all sectors of the bond market deteriorated with the exception of U.S. Treasuries and cash, to which investors fled in a flight-to-quality trade.

Government officials took unprecedented steps to fortify the precarious financial system, including a $700 billion rescue plan (TARP) and several reductions in the target federal funds rate, bringing that rate to a range of just 0.0 percent to 0.25 percent. By December, however, these efforts appeared to have done little to improve investor confidence, which was further undermined by confirmation from the National Bureau of Economic Research that the economy had in fact been in recession since the start of the year. An extremely poor November employment report, released in early-December, proved to be the bitter icing on a very distasteful cake. With November non-farm payrolls declining by the largest monthly amount in 34 years, hopes for a consumer-led economic recovery in the near term vanished. Although isolated sectors of the bond market showed some improvement late in the period, as of year end the factors that have plagued the market—tremendously high volatility, very little liquidity, and a general sense of fear over the residential housing market, the strength of the economy both here and abroad, and the direction of the markets—continue to play out.

Performance Analysis

The Fund’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the Fund outperformed the Barclays Capital BBB Corporate Bond Index (“the Index”).

Total return for the six-month period ended December 31, 2008

		Barclays Capital BBB Corporate
Based on NAV	Based on Market Price	Bond Index

–4.12%	2.72%	–8.69%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

A relative underweight to corporate credits was advantageous as credit spreads widened significantly during the reporting period. Additionally, the Fund had an allocation to Treasury securities, which are not included in the Index. This position was also additive to relative performance as the Treasury sector was the top-performing sector of the bond market for the review period, benefiting from the ongoing flight to quality.

However, holdings in commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS), two sectors not included in the Index, detracted from relative performance as these sectors continued to be negatively impacted by the spillover effects of the subprime mortgage crisis and the weakening economy. The Fund’s yield curve positioning also dampened performance. Our yield curve strategy involved the use of Treasury futures and zero-coupon swap contracts. In the fourth quarter of the year, the swap contracts lost value, hindering the performance of the overall position.

In closing, we remind shareholders that the Fund’s Board of Trustees has approved a procedure whereby the Fund may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the thee time of purchase. This may help support the market value of the Fund’s shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Ratings Allocation as of 12/31/08 (Unaudited)

AAA/Aaa	11.2%
AA/Aa	17.7
A/A	36.0
BBB/Baa	31.0
BB/Ba	3.4
B/B	0.1
Non-Rated	0.6

Summary of Investments by Industry Classification as of 12/31/08 (Unaudited)

Banking	15.8%
Wireline	8.0
Electric	7.3
Noncaptive-Consumer Finance	6.1
United States Treasury Obligations	5.7
Pharmaceuticals	3.7
Brokerage	3.7
Diversified Manufacturing	3.3
Media-Cable	2.9
Technology	2.8
Food/Beverage	2.6
Property & Casualty Insurance	2.5
Integrated Energy	2.4
Health Care	2.4
Retailers	2.1
Media-Noncable	2.1
Pipelines	1.8
Independent Energy	1.5
Tobacco	1.3
Life Insurance	1.1
Consumer Products	1.0
Railroads	0.9
Metals	0.8
Wireless	0.8
Other Utilities	0.7
Automotive	0.6
Supermarkets	0.6
United States Government Agency Obligations	0.6
Foreign Government Obligations	0.6
Oil Field Services	0.5
Asset Backed Securities	0.5
Construction Machinery	0.5
Restaurants	0.5
Chemicals	0.5
Refining	0.3
Environmental & Facilities Services	0.3
Noncaptive-Diversified Finance	0.3
Lodging	0.2
Gaming	0.1
Building Materials	0.1
Health Insurance	0.1
Home Construction	0.0 *
(continued on next page)

Summary of Investments by Industry Classification as of 12/31/08 (Unaudited)
(continued from previous page)

Collateralized Mortgage Obligation	0.0	*

Total Long-Term Investments	89.6
Total Short-Term Investments	10.4

Total Investments	100.0%

*	Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above.

Ratings are as a percentage of total long-term investments. Summary of Investments by Industry Classification is as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Portfolio Management Changes and Appointment of Subadviser

Van Kampen Bond Fund is managed by members of the Adviser’s Taxable Fixed Income team. The Taxable Fixed Income team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Virginia Keehan, a Vice President of the Adviser, Joseph Mehlman, an Executive Director of the Adviser, and Christian G. Roth, a Managing Director of Morgan Stanley Investment Management Limited.

Ms. Keehan has been associated with the Adviser in an investment management capacity since February 2004 and began managing the Fund in December 2008. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund in December 2008. Mr. Roth has been associated with the Adviser or its investment management affiliates in an investment management capacity since 1991 and began managing the Fund in January 2009. All team members are responsible for the execution of the overall strategy of the Fund. The composition of the team may change from time to time.

As a result of the portfolio management changes, Morgan Stanley Investment Management Limited (the “Subadviser”), a wholly owned subsidiary of Morgan Stanley, has been appointed as an investment subadviser to the Fund. The Subadviser provides investment advice and portfolio management services pursuant to an Investment Subadvisory Agreement between the Adviser and Subadviser dated January 6, 2009.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Van Kampen Bond Fund
Portfolio of Investments  ■  December 31, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 85.8% Automotive 0.7%
$1,280	DaimlerChrysler NA Holding LLC	8.500%	01/18/31	$937,862
660	Harley-Davidson Funding Corp., Ser C (a)	6.800	06/15/18	356,659

				1,294,521

	Banking 16.5%
880	Bank of America Corp.	4.875	09/15/12	869,082
3,500	Bank of America Corp., Ser L	5.650	05/01/18	3,527,097
870	Bank of America Corp.	5.750	12/01/17	870,142
740	Bank of New York Mellon Corp.	4.500	04/01/13	736,503
510	Bank of New York Mellon Corp.	5.125	08/27/13	521,671
335	Barclays Bank PLC (United Kingdom) (a)	6.050	12/04/17	296,024
1,075	Citigroup, Inc.	5.250	02/27/12	1,042,459
1,095	Citigroup, Inc.	5.875	05/29/37	1,097,938
1,450	Citigroup, Inc.	6.125	05/15/18	1,468,719
430	Credit Suisse First Boston USA, Inc.	5.125	08/15/15	391,081
4,005	Goldman Sachs Group, Inc.	6.150	04/01/18	3,855,301
2,370	Goldman Sachs Group, Inc.	6.750	10/01/37	1,929,467
1,080	HBOS PLC (United Kingdom) (a)	6.750	05/21/18	952,086
1,155	JPMorgan Chase & Co.	4.750	05/01/13	1,140,818
1,945	JPMorgan Chase & Co.	6.000	01/15/18	2,056,579
1,275	JPMorgan Chase & Co.	6.750	02/01/11	1,307,723
1,095	Nationwide Building Society (United Kingdom) (a)	4.250	02/01/10	1,083,973
335	Northern Trust Co.	6.500	08/15/18	358,558
465	PNC Bank NA	6.000	12/07/17	462,913
475	Popular North America, Inc.	5.650	04/15/09	470,620
1,075	Sovereign Bancorp, Inc. (b)	1.727	03/23/10	954,810
985	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	906,395
2,045	Wachovia Capital Trust III (c)	5.800	03/15/42	1,207,082
3,740	Wells Fargo & Co.	5.625	12/11/17	3,908,700

				31,415,741

	Brokerage 3.8%
1,030	Bear Stearns Co., Inc.	5.550	01/22/17	982,105
710	Bear Stearns Co., Inc.	6.400	10/02/17	739,050
680	Bear Stearns Co., Inc.	7.250	02/01/18	746,435
580	Credit Suisse New York (Switzerland)	5.000	05/15/13	558,747
940	Credit Suisse New York (Switzerland)	6.000	02/15/18	864,695
825	Merrill Lynch & Co., Inc.	5.450	02/05/13	793,740
2,415	Merrill Lynch & Co., Inc.	6.875	04/25/18	2,530,497

				7,215,269

	Building Materials 0.1%
315	CRH America, Inc.	8.125	07/15/18	227,764

See Notes to Financial Statements

Van Kampen Bond Fund
Portfolio of Investments  ■  December 31, 2008 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Chemicals 0.5%
$585	E.I. Du Pont de Nemours & Co.	6.000%	07/15/18	$615,533
310	Monsanto Co.	5.125	04/15/18	325,859

				941,392

	Construction Machinery 0.5%
350	Caterpillar Financial Services Corp.	4.900	08/15/13	328,362
205	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	6.875	08/15/18	196,382
520	John Deere Capital Corp.	5.750	09/10/18	507,037

				1,031,781

	Consumer Products 1.0%
885	Philips Electronics NV (Netherlands)	5.750	03/11/18	816,811
1,100	Proctor & Gamble Co.	4.600	01/15/14	1,153,985

				1,970,796

	Diversified Manufacturing 3.4%
1,345	Brascan Corp. (Canada)	7.125	06/15/12	827,175
685	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	284,275
1,095	Cooper Industries, Inc.	5.250	11/15/12	1,107,036
3,755	General Electric Co.	5.250	12/06/17	3,750,137
495	Honeywell International, Inc.	5.300	03/01/18	505,949

				6,474,572

	Electric 7.7%
1,055	AES Corp. (a)	8.000	06/01/20	822,900
280	Alabama Power Co.	5.800	11/15/13	291,716
385	Carolina Power & Light Co.	5.150	04/01/15	386,496
150	CMS Energy Corp.	6.300	02/01/12	138,446
65	Detroit Edison Co.	5.200	10/15/12	64,181
540	Enel Finance International SA (Luxembourg) (a)	5.700	01/15/13	497,570
1,600	Entergy Gulf States, Inc. (b)	2.603	12/01/09	1,541,405
1,060	E.ON International Finance BV (Netherlands) (a)	5.800	04/30/18	992,810
1,030	Exelon Corp.	6.750	05/01/11	1,005,774
215	Florida Power Corp.	5.800	09/15/17	225,058
200	Georgia Power Co.	6.000	11/01/13	210,447
255	Indianapolis Power & Light Co. (a)	6.300	07/01/13	262,277
570	Nevada Power Co., Ser A	8.250	06/01/11	584,598
900	NiSource Finance Corp. (b)	2.723	11/23/09	811,117
635	NiSource Finance Corp.	6.800	01/15/19	399,879
1,150	NiSource Finance Corp.	7.875	11/15/10	1,052,789
1,080	Ohio Edison Co.	6.400	07/15/16	970,988
1,215	Ohio Power Co., Ser K	6.000	06/01/16	1,164,194
685	Pacific Gas & Electric Co.	5.625	11/30/17	702,794
660	PPL Energy Supply LLC	6.500	05/01/18	536,581
300	Public Service Co. of Colorado	6.500	08/01/38	335,866
570	Public Service Electric & Gas Co., Ser B	5.125	09/01/12	561,640
570	Union Electric Co.	6.400	06/15/17	520,462

See Notes to Financial Statements

Van Kampen Bond Fund
Portfolio of Investments  ■  December 31, 2008 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (Continued)
$300	Virginia Electric and Power Co., Ser B	5.950%	09/15/17	$302,499
150	Virginia Electric and Power Co.	8.875	11/15/38	190,415

				14,572,902

	Environmental & Facilities Services 0.3%
550	Waste Management, Inc.	7.375	08/01/10	557,568

	Food/Beverage 2.7%
290	Anheuser-Busch Cos, Inc.	5.500	01/15/18	264,052
660	ConAgra Foods, Inc.	7.000	10/01/28	649,171
520	ConAgra Foods, Inc.	8.250	09/15/30	571,783
925	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	986,393
635	Dr. Pepper Snapple Group, Inc. (a)	6.820	05/01/18	627,398
535	General Mills, Inc.	5.250	08/15/13	538,770
865	Kraft Foods, Inc.	6.000	02/11/13	879,827
195	Kraft Foods, Inc.	6.125	02/01/18	191,408
315	Kraft Foods, Inc.	6.125	08/23/18	311,108
70	Kraft Foods, Inc.	6.750	02/19/14	72,722

				5,092,632

	Gaming 0.1%
260	MGM Mirage, Inc.	6.000	10/01/09	249,600

	Health Care 2.5%
295	Baxter International, Inc.	5.375	06/01/18	308,952
940	Covidien International Finance SA (Luxembourg)	6.000	10/15/17	928,877
630	Fisher Scientific International, Inc.	6.125	07/01/15	555,903
1,160	Medco Health Solutions, Inc.	7.125	03/15/18	1,073,699
300	Tenet Healthcare Corp.	7.375	02/01/13	215,250
1,260	UnitedHealth Group, Inc.	6.000	02/15/18	1,164,500
590	WellPoint, Inc.	4.250	12/15/09	567,510

				4,814,691

	Health Insurance 0.1%
150	Aetna, Inc.	6.500	09/15/18	143,171

	Home Construction 0.0%
175	Pulte Homes, Inc.	6.375	05/15/33	93,625

	Independent Energy 1.5%
145	Devon Financing Corp., ULC (Canada)	6.875	09/30/11	146,418
490	Devon Financing Corp., ULC (Canada)	7.875	09/30/31	541,036
265	Gaz Capital SA (Luxembourg) (a)	6.510	03/07/22	159,000
290	Newfield Exploration Co.	7.125	05/15/18	230,550
320	Plains Exploration & Production Co.	7.625	06/01/18	220,800
1,005	Questar Market Resources, Inc.	6.800	04/01/18	968,644

See Notes to Financial Statements

Van Kampen Bond Fund
Portfolio of Investments  ■  December 31, 2008 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Independent Energy (Continued)
$525	XTO Energy, Inc.	5.500%	06/15/18	$476,118
185	XTO Energy, Inc.	6.500	12/15/18	179,406

				2,921,972

	Integrated Energy 2.5%
515	Chesapeake Energy Corp.	7.625	07/15/13	445,475
790	Consumers Energy Co., Ser F	4.000	05/15/10	769,744
745	EnCana Corp. (Canada)	6.500	02/01/38	601,159
270	Hess Corp.	7.125	03/15/33	240,784
1,059	Kinder Morgan, Inc.	6.500	09/01/12	900,150
630	Marathon Oil Corp.	5.900	03/15/18	527,039
920	Marathon Oil Corp.	6.000	10/01/17	785,732
750	Petro-Canada (Canada)	6.800	05/15/38	567,466

				4,837,549

	Life Insurance 1.1%
105	MetLife, Inc.	6.125	12/01/11	103,634
510	MetLife, Inc., Ser A	6.817	08/15/18	486,561
585	Nationwide Financial Services, Inc.	6.250	11/15/11	548,268
390	Prudential Financial, Inc.	6.625	12/01/37	266,566
1,005	Xlliac Global Funding (a)	4.800	08/10/10	703,650

				2,108,679

	Lodging 0.2%
745	Starwood Hotels & Resorts Worldwide, Inc.	6.750	05/15/18	410,336

	Media-Cable 3.1%
90	Comcast Cable Communications, Inc.	7.125	06/15/13	88,500
1,945	Comcast Corp.	5.700	05/15/18	1,827,265
655	Comcast Corp.	6.500	01/15/15	644,610
175	DirecTV Holdings LLC	6.375	06/15/15	162,313
805	DirecTV Holdings LLC	7.625	05/15/16	784,875
800	Echostar DBS Corp.	6.375	10/01/11	746,000
1,120	Time Warner Cable, Inc.	6.750	07/01/18	1,080,192
455	Time Warner Cable, Inc.	8.750	02/14/19	495,579

				5,829,334

	Media-Noncable 2.2%
670	Grupo Televisa SA (Mexico)	6.000	05/15/18	566,753
225	Interpublic Group of Cos., Inc.	6.250	11/15/14	101,250
300	News America, Inc.	6.400	12/15/35	278,127
620	News America, Inc.	6.650	11/15/37	615,604
230	Thomson Reuters Corp. (Canada)	6.500	07/15/18	209,507
1,540	Time Warner, Inc.	5.875	11/15/16	1,382,689
1,310	Viacom, Inc.	6.875	04/30/36	1,038,011

				4,191,941

	Metals 0.9%
335	Alcoa, Inc.	6.750	07/15/18	274,526
920	ArcelorMittal (Luxembourg)	6.125	06/01/18	630,985

See Notes to Financial Statements

Van Kampen Bond Fund
Portfolio of Investments  ■  December 31, 2008 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Metals (Continued)
$465	Evraz Group SA (Luxembourg) (a)	9.500%	04/24/18	$234,825
705	Rio Tinto Finance USA Ltd. (Australia)	6.500	07/15/18	517,719

				1,658,055

	Noncaptive-Consumer Finance 6.3%
915	American Express Co.	4.750	06/17/09	910,387
485	American Express Credit Corp., Ser C	7.300	08/20/13	496,925
230	American General Finance Corp.	4.625	05/15/09	197,281
2,000	American General Finance Corp.	4.625	09/01/10	1,013,506
665	CIT Group, Inc.	5.650	02/13/17	463,093
4,780	General Electric Capital Corp.	5.625	05/01/18	4,823,311
855	HSBC Finance Corp.	5.500	01/19/16	813,155
2,560	HSBC Finance Corp.	6.750	05/15/11	2,550,277
150	HSBC Finance Corp.	8.000	07/15/10	152,549
770	SLM Corp. (b)	3.695	07/26/10	657,426

				12,077,910

	Noncaptive-Diversified Finance 0.3%
525	Capital One Financial Corp.	6.750	09/15/17	509,322

	Oil Field Services 0.6%
560	Kinder Morgan Energy Partners LP	5.850	09/15/12	513,261
650	Weatherford International, Inc.	6.350	06/15/17	555,596

				1,068,857

	Other Utilities 0.7%
375	CenterPoint Energy Resources Corp.	6.250	02/01/37	265,423
225	CenterPoint Energy Resources Corp.	7.875	04/01/13	208,598
1,295	Plains All American Pipeline LP	6.700	05/15/36	859,109

				1,333,130

	Pharmaceuticals 3.9%
980	Amgen, Inc.	5.850	06/01/17	1,013,763
765	AstraZeneca PLC (United Kingdom)	5.900	09/15/17	814,378
1,075	Biogen Idec, Inc.	6.875	03/01/18	1,052,085
1,440	GlaxoSmithKline Capital, Inc.	5.650	05/15/18	1,515,226
1,765	Hospira, Inc. (b)	1.947	03/30/10	1,722,386
425	Schering-Plough Corp.	6.000	09/15/17	421,415
620	Wyeth	5.450	04/01/17	632,512
205	Wyeth	5.500	02/15/16	209,053

				7,380,818

	Pipelines 1.9%
276	Colorado Interstate Gas Co.	6.800	11/15/15	239,152
590	Consolidated Natural Gas Co., Ser C	6.250	11/01/11	593,381
390	DCP Midstream LLC (a)	6.750	09/15/37	295,114
635	Equitable Resources, Inc.	6.500	04/01/18	594,133
755	Texas Eastern Transmission LP	7.000	07/15/32	699,866
640	TransCanada Pipelines Ltd. (Canada)	6.200	10/15/37	557,647

See Notes to Financial Statements

Van Kampen Bond Fund
Portfolio of Investments  ■  December 31, 2008 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines (Continued)
$45	Transcontinental Gas Pipe Line Corp.	6.050%	06/15/18	$39,326
525	Transcontinental Gas Pipe Line Corp.	8.875	07/15/12	512,722

				3,531,341

	Property & Casualty Insurance 2.6%
755	Ace INA Holdings, Inc.	5.600	05/15/15	686,271
1,445	AIG SunAmerica Global Financing VI (a)	6.300	05/10/11	1,243,154
1,095	Berkshire Hathaway Finance Corp.	5.400	05/15/18	1,127,669
190	Chubb Corp.	5.750	05/15/18	182,756
500	Farmers Exchange Capital (a)	7.050	07/15/28	306,722
1,230	Farmers Insurance Exchange Surplus (a)	8.625	05/01/24	823,399
620	Travelers Cos., Inc.	5.800	05/15/18	598,330
1,035	Two-Rock Pass Through Trust (Bermuda) (a) (b)	3.230	02/11/49	21,994

				4,990,295

	Railroads 0.9%
1,000	CSX Corp.	6.750	03/15/11	996,564
745	Union Pacific Corp.	5.450	01/31/13	723,268

				1,719,832

	Refining 0.3%
720	Enterprise Products Operating, LP, Ser B	5.600	10/15/14	611,597

	Restaurants 0.5%
1,010	Yum! Brands, Inc.	8.875	04/15/11	1,023,536

	Retailers 2.2%
90	CVS Caremark Corp.	5.750	06/01/17	84,870
1,260	Home Depot, Inc.	5.400	03/01/16	1,129,220
500	Macy’s Retail Holdings, Inc.	6.300	04/01/09	487,645
195	Target Corp.	6.500	10/15/37	167,937
425	Walgreen Co.	4.875	08/01/13	438,137
1,765	Wal-Mart Stores, Inc.	5.800	02/15/18	1,956,559

				4,264,368

	Supermarkets 0.7%
599	Delhaize America, Inc.	9.000	04/15/31	607,240
390	Kroger Co.	5.000	04/15/13	375,804
280	Kroger Co.	6.400	08/15/17	282,833

				1,265,877

	Technology 2.9%
190	Corning, Inc.	7.250	08/15/36	153,459
745	Dell, Inc.	5.650	04/15/18	667,980
625	Fiserv, Inc.	6.800	11/20/17	554,479
425	Hewlett-Packard Co.	5.500	03/01/18	429,687
900	IBM Corp.	7.625	10/15/18	1,081,207
200	IBM Corp.	8.000	10/15/38	267,145
1,060	KLA Instruments Corp.	6.900	05/01/18	802,971

See Notes to Financial Statements

Van Kampen Bond Fund
Portfolio of Investments  ■  December 31, 2008 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology (Continued)
$1,040	Oracle Corp.	5.750%	04/15/18	$1,089,763
555	Xerox Corp.	6.350	05/15/18	434,774

				5,481,465

	Tobacco 1.4%
340	Altria Group, Inc.	9.700	11/10/18	368,073
545	BAT International Finance PLC (United Kingdom) (a)	9.500	11/15/18	606,822
1,245	Philip Morris International, Inc.	5.650	05/16/18	1,236,428
465	Reynolds American, Inc.	6.500	07/15/10	462,217

				2,673,540

	Wireless 0.8%
400	Rogers Communications, Inc. (Canada)	6.800%	08/15/18	404,879
1,220	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	1,151,380

				1,556,259

	Wireline 8.4%
3,040	AT&T Corp.	8.000	11/15/31	3,829,856
495	AT&T, Inc.	6.300	01/15/38	525,061
590	Citizens Communications Co.	7.125	03/15/19	398,250
225	Deutsche Telekom International Finance BV (Netherlands)	6.750	08/20/18	228,553
440	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	544,041
1,375	France Telecom SA (France)	8.500	03/01/31	1,731,129
365	Qwest Corp.	6.500	06/01/17	271,925
1,030	SBC Communications, Inc.	6.150	09/15/34	1,062,074
785	Sprint Capital Corp.	8.750	03/15/32	530,873
1,850	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	1,503,227
1,615	Telefonica Europe BV (Netherlands)	8.250	09/15/30	1,896,425
1,255	Verizon Communications, Inc.	5.500	02/15/18	1,209,240
490	Verizon Communications, Inc.	6.900	04/15/38	553,224
845	Verizon Communications, Inc.	8.950	03/01/39	1,094,849
590	Verizon New England, Inc.	6.500	09/15/11	586,035

				15,964,762

	Total Corporate Bonds 85.8%			163,506,800

	United States Treasury Obligations 6.0%
3,995	United States Treasury (STRIPS)	*	11/15/19	2,832,227
5,050	United States Treasury (STRIPS)	*	11/15/20	3,416,386
3,835	United States Treasury (STRIPS)	*	05/15/21	2,537,209
3,995	United States Treasury (STRIPS)	*	11/15/21	2,588,468

	Total United States Treasury Obligations 6.0%			11,374,290

	Foreign Government Obligations 0.6%
1,100	Mexico Government International Bond (Mexico)	5.625	01/15/17	1,105,500

See Notes to Financial Statements

Van Kampen Bond Fund
Portfolio of Investments  ■  December 31, 2008 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities 0.6%
$455	America West Airlines, Inc.	7.100%	04/02/21	$282,144
1,235	CVS Lease Pass-Through Trust (a)	6.036	12/10/28	752,905

	Total Asset Backed Securities 0.6%			1,035,049

	Collateralized Mortgage Obligations 0.0%
575	Mastr Adjustable Rate Mortgages Trust (b) (d) (e)	1.321	05/25/47	2,153

Description	Shares	Value

Preferred Stocks 0.6% Banking 0.6%
US Bancorp	43,075	1,148,164

Convertible Preferred Stocks 0.0% Noncaptive-Consumer Finance 0.0%
Federal National Mortgage Association	5,500	5,775

Total Long-Term Investments 93.6% (Cost $189,769,027)		178,177,731

Short-Term Investments 10.8% Repurchase Agreements 3.3%
Banc of America Securities ($709,200 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $709,200)		709,200
Banc of America Securities ($1,960,289 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 12/31/08, to be sold on 01/02/09 at $1,960,292)		1,960,289
Citigroup Global Markets, Inc. ($2,122,605 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 12/31/08, to be sold on 01/02/09 at $2,122,607)		2,122,605
Citigroup Global Markets, Inc. ($749,155 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 12/31/08, to be sold on 01/02/09 at $749,157)		749,155
JPMorgan Chase & Co. ($749,155 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.02%, dated 12/31/08, to be sold on 01/02/09 at $749,156)		749,155

Total Repurchase Agreements 3.3%		6,290,404

United States Government Agency Obligations 7.5%
United States Treasury Bill ($5,495,000 par, yielding 0.334%, 01/15/09 maturity) (f)		5,494,298
United States Treasury Bill ($8,840,000 par, yielding 0.147%, 05/15/09 maturity) (f)		8,835,222

See Notes to Financial Statements

Van Kampen Bond Fund
Portfolio of Investments  ■  December 31, 2008 (Unaudited)  continued

Description	Value

Total United States Government Agency Obligations 7.5%	$14,329,520

Total Short-Term Investments 10.8% (Cost $20,619,924)	20,619,924

Total Investments 104.4% (Cost $210,388,951)	198,797,655

Liabilities in Excess of Other Assets (4.4%)	(8,319,432)

Net Assets 100.0%	$190,478,223

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Floating Rate Coupon

(c)	Variable Rate Coupon

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(e)	Security has been deemed illiquid.

(f)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

STRIPS—Separate Trading of Registered Interest and Principal of Securities

Futures contracts outstanding as of December 31, 2008:

		Unrealized
		Appreciation/
	Contracts	Depreciation

Long Contracts:
U.S. Treasury Notes 5-Year Futures, March 2009 (Current Notional Value of $119,055 per contract)	73	$166,359

See Notes to Financial Statements

Van Kampen Bond Fund
Portfolio of Investments  ■  December 31, 2008 (Unaudited)  continued

		Unrealized
		Appreciation/
	Contracts	Depreciation

Short Contracts:
Interest Rate Swap 5-Year Futures, March 2009 (Current Notional Value of $117,859 per contract)	55	$(98,902)
Interest Rate Swap 10-Year Futures, March 2009 (Current Notional Value of $129,469 per contract)	338	(1,212,436)
U.S. Treasury Bond Futures, March 2009 (Current Notional Value of $138,047 per contract)	45	(548,305)

Total Short Contracts	438	(1,859,643)

Total Futures Contracts	511	$(1,693,284)

Swap agreements outstanding as of December 31, 2008:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating
	Reference	Buy/Sell	Fixed	Expiration	Amount	Upfront		of Reference
Counterparty	Entity	Protection	Rate	Date	(000)	Payments	Value	Entity*

Bank of America, N.A.	Carnival Corp	Buy	1.570%	03/20/18	$855	$0	$111,549	A
Bank of America, N.A.	CenturyTel, Inc.	Buy	0.880	09/20/17	530	0	24,754	BBB
Bank of America, N.A.	Toll Brothers, Inc.	Buy	2.900	03/20/13	1,065	0	(29,827)	BBB
Citibank, N.A., New York	Pitney Bowes, Inc.	Buy	0.480	03/20/13	685	0	19,756	A
Goldman Sachs International	Avalon Bay Communities, Inc.	Buy	3.050	03/20/13	535	0	55,095	BBB
Goldman Sachs International	Sealed Air Corp.	Buy	1.080	03/20/18	370	0	84,475	BBB
JPMorgan Chase Bank, N.A.	Nordstrom, Inc.	Buy	1.070	03/20/18	415	0	89,773	A
JPMorgan Chase Bank, N.A.	Nordstrom, Inc.	Buy	1.150	03/20/18	665	0	140,573	A

					$5,120	$0	$496,148

Goldman Sachs International	CDX.NA.IG.10	Sell	1.550	06/20/13	5,973	34,087	(138,279)	NR
Goldman Sachs International	CDX.NA.IG.HVOL.9	Sell	1.400	12/20/12	2,035	(115,263)	(290,898)	NR
Goldman Sachs International	CDX.NA.IG.HVOL.9	Sell	1.400	12/20/12	2,127	(117,911)	(304,026)	NR
Goldman Sachs International	CDX.NA.IG.HVOL.9	Sell	1.400	12/20/12	4,563	(269.421)	(652,274)	NR

					$14,698	$(468,508)	$(1,385,477)

Total Credit Default Swaps					$19,818	$(468,508)	$(889,329)

NR—Not Rated

* Credit rating as issued by Standard and Poor’s.

See Notes to Financial Statements

Van Kampen Bond Fund
Portfolio of Investments  ■  December 31, 2008 (Unaudited)  continued

Interest Rate Swaps

		Pay/
		Receive			Notional
	Floating	Floating	Fixed	Expiration	Amount
Counterparty	Rate Index	Rate	Rate	Date	(000)	Value

Bank of America, N.A.	USD-LIBOR BBA	Pay	2.510%	06/17/13	$33,800	$707,651
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.429	06/24/13	4,300	438,494
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.779	10/10/18	32,550	2,373,221
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.983	04/15/18	3,475	293,811
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.070	04/14/18	4,180	368,885
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.280	09/03/23	39,400	3,300,275
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.275	10/25/37	14,700	7,387,398
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.414	05/25/17	28,400	6,423,407
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.440	05/29/17	975	222,532
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.448	08/09/17	30,000	7,434,922
Merrill Lynch Capital Services, Inc.	USD-LIBOR BBA	Pay	5.000	04/15/18	4,635	395,319

						29,345,915

Bank of America, N.A.	USD-LIBOR BBA	Receive	3.903	09/10/13	17,745	(1,598,022)
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.243	10/10/38	7,388	(2,218,512)
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.664	08/04/18	11,200	(2,182,074)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.080	09/03/18	30,790	(3,170,823)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.380	04/15/23	4,185	(297,763)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.470	04/14/23	5,355	(398,412)
Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	2,446	(522,681)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/20	2,915	(715,859)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	05/15/21	2,156	(555,629)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/21	2,225	(550,285)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	3.966	03/25/18	17,700	(2,323,912)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	3.966	03/25/18	20,325	(2,668,560)
Merrill Lynch Capital Services, Inc.	USD-LIBOR BBA	Receive	5.395	04/16/23	5,885	(421,896)

						(17,624,428)

Total Interest Rate Swaps						$11,721,487

Total Credit Default and Interest Rate Swaps						$10,832,158

Swap Collateral Received From Counterparty
Citibank, N.A., New York						(22,072,000)

Total Swap Collateral Received						$(22,072,000)

Total Swap Agreements						$(11,239,842)

** Zero coupon swap. The Fund and/or counterparty will make a net payment on the expiration date.

See Notes to Financial Statements

Van Kampen Bond Fund
Financial Statements

Statement of Assets and Liabilities
December 31, 2008 (Unaudited)

Assets:
Total Investments (Cost $210,388,951)	$198,797,655
Cash	396,221
Receivables:
Interest	2,551,244
Variation Margin on Futures	557,078
Investments Sold	46,498
Dividends	21,672
Other	1,857

Total Assets	202,372,225

Liabilities:
Payables:
Income Distributions	234,744
Investment Advisory Fee	66,817
Other Affiliates	7,147
Other	3,954
Swap Contracts	11,239,842
Trustees’ Deferred Compensation and Retirement Plans	191,143
Accrued Expenses	150,355

Total Liabilities	11,894,002

Net Assets	$190,478,223

Net Asset Value Per Common Share ($190,478,223 divided by 11,308,623 shares outstanding)	$16.84

Net Assets Consist of:
Common Shares ($1.00 par value with 15,000,000 shares authorized, 11,308,623 shares issued and outstanding)	$11,308,623
Paid in Surplus	206,706,494
Net Unrealized Depreciation	(1,983,914)
Accumulated Undistributed Net Investment Income	(3,066,952)
Accumulated Net Realized Loss	(22,486,028)

Net Assets	$190,478,223

See Notes to Financial Statements

Van Kampen Bond Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended December 31, 2008 (Unaudited)

Investment Income:
Interest	$5,749,163
Dividends	52,906

Total Income	5,802,069

Expenses:
Investment Advisory Fee	410,570
Transfer Agent Fees	43,288
Accounting and Administrative Expenses	30,910
Custody	26,374
Professional Fees	26,214
Reports to Shareholders	26,202
Registration Fees	10,672
Trustees’ Fees and Related Expenses	7,784
Depreciation in Trustees’ Deferred Compensation Accounts	(48,830)
Other	6,331

Total Expenses	539,515
Less Credits Earned on Cash Balances	584

Net Expenses	538,931

Net Investment Income	$5,263,138

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(12,817,392)
Futures	(5,745,724)
Swap Contracts	4,814,316

Net Realized Loss	(13,748,800)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(1,525,784)

End of the Period:
Investments	(11,591,296)
Futures	(1,693,284)
Swaps Contracts	11,300,666

(1,983,914)

Net Unrealized Depreciation During the Period	(458,130)

Net Realized and Unrealized Loss	$(14,206,930)

Net Decrease in Net Assets from Operations	$(8,943,792)

See Notes to Financial Statements

Van Kampen Bond Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	December 31, 2008	June 30, 2008

From Investment Activities:
Operations:
Net Investment Income	$5,263,138	$10,358,783
Net Realized Loss	(13,748,800)	(5,037,614)
Net Unrealized Appreciation/Depreciation During the Period	(458,130)	1,003,028

Change in Net Assets from Operations	(8,943,792)	6,324,197
Distributions from Net Investment Income	(7,916,036)	(10,403,933)

Net Change in Net Assets from Investment Activities	(16,859,828)	(4,079,736)
Net Assets:
Beginning of the Period	207,338,051	211,417,787

End of the Period (Including accumulated undistributed net investment income of $(3,066,952) and $(414,054), respectively)	$190,478,223	$207,338,051

See Notes to Financial Statements

Van Kampen Bond Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	December 31,	Year Ended June 30,
	2008	2008		2007		2006	2005	2004

Net Asset Value, Beginning of the Period	$18.33	$18.70		$18.59		$19.69	$19.15	$19.78

Net Investment Income	0.47 (a)	0.92	(a)	0.90	(a)	0.89 (a)	0.96	1.03
Net Realized and Unrealized Gain/Loss	(1.26)	(0.37)		0.15		(1.03)	0.60	(0.54)

Total from Investment Operations	(0.79)	0.55		1.05		(0.14)	1.56	0.49
Less Distributions from Net Investment Income	0.70	0.92		0.94		0.96	1.02	1.12

Net Asset Value, End of the Period	$16.84	$18.33		$18.70		$18.59	$19.69	$19.15

Common Share Market Price at End of the Period	$16.35	$16.62		$16.84		$16.40	$17.80	$17.02
Total Return (b)	2.72% *	4.17%		8.38%		–2.59%	10.69%	–7.44%
Net Assets at End of the Period (In millions)	$190.5	$207.3		$211.4		$211.2	$223.8	$217.6
Ratio of Expenses to Average Net Assets	0.55%	0.61%		0.57%		0.59%	0.60%	0.65%
Ratio of Net Investment Income to Average Net Assets	5.38%	4.82%		4.72%		4.61%	4.90%	5.24%
Portfolio Turnover	21% *	111%		188%		64%	61%	41%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

See Notes to Financial Statements

Van Kampen Bond Fund
Notes to Financial Statements  ■  December 31, 2008 (Unaudited)

1. Significant Accounting Policies
Van Kampen Bond Fund (the “Fund”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek interest income while conserving capital.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Credit default and interest rate swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Van Kampen Bond Fund
Notes to Financial Statements  ■  December 31, 2008 (Unaudited)  continued

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1—Quoted Prices	$5,775	$(1,693,284)
Level 2—Other Significant Observable Inputs	198,789,727	10,832,158
Level 3—Significant Unobservable Inputs	2,153	-0-

Total	$198,797,655	$9,138,874

*	Other financial instruments include futures and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Balance as of 6/30/08	$91,255
Accrued Discounts/Premiums	-0-
Realized Gain/Loss	(866,340)
Change in Unrealized Appreciation/Depreciation	816,286
Net Purchases/Sales	(39,048)
Net Transfers in and/or of Level 3	-0-

Balance as of 12/31/08	$2,153
Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 12/31/08	816,286

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with its custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2008, there were no when-issued or delayed delivery purchase commitments.
The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

Van Kampen Bond Fund
Notes to Financial Statements  ■  December 31, 2008 (Unaudited)  continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Investment Income Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted over the expected life of each applicable security.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At June 30, 2008, the Fund had an accumulated capital loss carryforward for tax purposes of $3,464,291, which will expire according to the following schedule:

Amount	Expiration

$753,340	June 30, 2011
472,610	June 30, 2015
2,238,341	June 30, 2016

At December 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$210,920,207

Gross tax unrealized appreciation	$5,491,759
Gross tax unrealized depreciation	(17,614,311)

Net tax unrealized depreciation on investments	$(12,122,552)

E. Distribution of Income and Gains The Fund declares and pays quarterly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

Van Kampen Bond Fund
Notes to Financial Statements  ■  December 31, 2008 (Unaudited)  continued

The tax character of distributions paid during the year ended June 30, 2008 were as follows:

Distributions paid from:
Ordinary income	$10,408,196
Long-term capital gain	-0-

$10,408,196

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$799,004

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. Credits Earned on Cash Balances During the six months ended December 31, 2008, the Fund’s custody fee was reduced by $584 as a result of credits earned on cash balances.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $500 million	.42%
Over $500 million	.35%

For the six months ended December 31, 2008, the Fund recognized expenses of approximately $6,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2008, the Fund recognized expenses of approximately $9,800 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are

Van Kampen Bond Fund
Notes to Financial Statements  ■  December 31, 2008 (Unaudited)  continued

payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $40,836,511 and $36,896,443, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $10,750,048 and $59,695, respectively.

4. Mortgage Backed Securities
The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies—Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS’s.
These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk—the risk that, as mortgage interest rates fall, borrowers will refinance and “prepay” principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund’s mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.
To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

5. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are

Van Kampen Bond Fund
Notes to Financial Statements  ■  December 31, 2008 (Unaudited)  continued

marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
Summarized below are specific types of derivative financial instruments used by the Fund.

A. Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury securities for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.
Transactions in futures contracts for the six months ended December 31, 2008 were as follows:

Contracts

Outstanding at June 30, 2008	600
Futures Opened	2,197
Futures Closed	(2,286)

Outstanding at December 31, 2008	511

B. Swaps Contracts The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (FSP FAS 133-1 and FIN 45-4), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the

Van Kampen Bond Fund
Notes to Financial Statements  ■  December 31, 2008 (Unaudited)  continued

maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/ depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.
The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored

Van Kampen Bond Fund
Notes to Financial Statements  ■  December 31, 2008 (Unaudited)  continued

and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts under the provisions of FASB Interpretation No. 39 Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No. 10 and FASB Statement No. 105 and are included within “Swap Contracts” on the Statement of Assets and Liabilities. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

6. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Accounting Pronouncement
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of FAS 161 and will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

8. Subsequent Event
The Fund’s Board of Trustees approved a sub-advisory agreement between Morgan Stanley Investment Management Limited and Van Kampen Asset Management on behalf of the Fund to be effective January 6, 2009.

Van Kampen Bond Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Amy R. Doberman
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Subadviser
Morgan Stanley Investment Management Limited
25 Cabot Square
Canary Wharf, London, England E14 4QA

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, Rhode Island 02940-3078

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen Bond Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen Bond Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen Bond Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen Bond Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

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Van Kampen Bond Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

VBFSAN 2/09
IU09-00640P-Y12/08

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(1) Code of Ethics – Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Bond Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 19, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	February 19, 2009